Treasury Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Treasury Risk Management [Line Items]
Revolving credit facility	€ 4,000,000,000	€ 0		$ 7,865	$ 6,550
Gain in cash flow hedge reserve	(236,000,000)	(168,000,000)	€ (174,000,000)
Finance cost	€ (877,000,000)	€ (563,000,000)	€ (493,000,000)
Average interest rate on short-term borrowings	1.00%	1.00%		1.00%	1.00%
Currency Risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Increase in commodity price percentage	10.00%
Gain in cash flow hedge reserve	€ 38,000,000	€ 46,000,000
Decrease in commodity price percentage	1000000000.00%
Impact of change in exchange rate	10.00%			10.00%
Financial assets and liabilities other than functional currency amount	€ 45,000,000	76,000,000
Foreign exchange gain	€ 5,000,000	7,000,000
Percentage of increase of key foreign currencies against domestic currency	10.00%
Net investment in foreign operations	€ 7,300,000,000	7,900,000,000
Exchange differences on translation	3,400,000,000	3,500,000,000
Credit exposure	16,200,000,000	11,100,000,000
Currency Risk [Member] | United States of America, Dollars [Member]
Disclosure Of Treasury Risk Management [Line Items]
Net investment hedges nominal value	3,900,000,000	3,500,000,000
Currency Risk [Member] | Switzerland, Francs [Member]
Disclosure Of Treasury Risk Management [Line Items]
Net investment hedges nominal value	11,100,000,000	(900,000,000)
Currency Risk [Member] | 10% Strengthening Against Other Currencies [Member]
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	191,000,000	17,000,000
Impact on equity - net investment hedges	251,000,000	242,000,000
Negative retranslation effect on net investment	1,472,000,000	1,008,000,000
Currency Risk [Member] | 10% Weakening Against Other Currencies [Member]
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	210,000,000	19,000,000
Impact on equity - net investment hedges	277,000,000	295,000,000
Positive retranslation effect on net investment	1,619,000,000	1,232,000,000
Currency Risk [Member] | 10% Strengthening Against Sterling [Member]
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	139,000,000	51,000,000
Currency Risk [Member] | 10% Weakening Against Sterling [Member]
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	152,000,000	56,000,000
Commodity Price Risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Commodity derivatives	€ 382,000,000	441,000,000
Interest Rate Risk [Member]
Disclosure Of Treasury Risk Management [Line Items]
Percentage of increase in floating interest rate	1.00%			1.00%
Finance cost	€ 41,000,000	€ 11,000,000
Percentage of decrease in floating interest rate		1.00%
Debit in equity from derivatives in cash flow hedge	28,000,000	€ 1,000,000
Credit in equity from derivatives in cash flow hedge	€ 23,000,000	€ 1,000,000
Interest Rate Risk [Member] | 2018 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected net debt	76.00%	71.00%
Interest Rate Risk [Member] | 2019 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected net debt	76.00%
Interest Rate Risk [Member] | 2017 [Member]
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected net debt		81.00%